Provision for lawsuits and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of provision for judicial and administrative proceedings

	2024	2023

Tax risks	883	-
Civil risks	18,650	7,532
Labor risks	3,018	550
Total	22,551	8,082

Schedule of changes to provision for lawsuits and administrative proceedings

	2024				2023	2022
	Tax	Civil	Labor	Total	Total	Total

Balance at beginning of the year	-	7,532	550	8,082	17,947	18,082
Additions	883	43,070	4,041	47,994	14,588	2,042
Monetary adjustment	-	444	117	561	-	-
Payments/Reversals	-	(28,950)	(1,199)	(30,149)	(25,701)	(3,216)
Effect of changes in exchange rates (OCI)	-	(3,446)	(491)	(3,937)	1,248	1,039
Balance at end of the year	883	18,650	3,018	22,551	8,082	17,947